Operating Leases (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases (Textual) [Abstract]
Rental expenses	$ 327,592	$ 310,109	$ 292,516
Contingent rental included in rent expense	$ 44,084	$ 39,340	$ 36,917